Employee Benefits - Asset Held In Rabbi Trust By Plan Type (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Primary Beneficiary
Defined Benefit Plan Disclosure [Line Items]
Book Value	$ 73,430	$ 80,021
Unrealized Gain/(Loss)	2,856	24,351
Fair Value	76,286	104,372
Cash and cash equivalents | Primary Beneficiary
Defined Benefit Plan Disclosure [Line Items]
Book Value	5,575	4,494
Fair Value	5,575	4,494
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair Value	63,700	91,700
Equity Securities | Primary Beneficiary
Defined Benefit Plan Disclosure [Line Items]
Book Value	60,056	67,401
Unrealized Gain/(Loss)	3,626	24,295
Fair Value	63,682	91,696
Fixed income | Primary Beneficiary
Defined Benefit Plan Disclosure [Line Items]
Book Value	7,799	8,126
Unrealized Gain/(Loss)	(770)	56
Fair Value	$ 7,029	$ 8,182